Service Concession Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Service Concession Arrangements [Abstract]
Gas Complex Thermal Power Plant at Ilijan, Philippines
The Company’s expected future collections of service concession arrangements as of December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	120,937
1~ 2 years		120,937
2~ 3 years		50,390

	￦	292,264

Hydroelectric Power Generation at Semangka, Indonesia
The Company’s expected future collections of service concession arrangements as of December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	28,921
1~ 2 years		28,853
2~ 3 years		28,885
Over 3 years		587,972

	￦	674,631